Summary of Significant Accounting Policies - Employee benefit expenses and Segment reporting (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥) segment	Aug. 31, 2020 USD ($) segment	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
Summary of Significant Accounting Policies
Employee benefit expenses	¥ 305,649	$ 44,637	¥ 336,067	¥ 256,298
Number of reportable segments	1	1